Stockholders' Equity (Details)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2025 USD ($) shares	Jul. 01, 2024 USD ($) $ / shares shares	Apr. 10, 2023	Mar. 16, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Jul. 01, 2025 USD ($)	Mar. 10, 2025 $ / shares	Jan. 31, 2025 USD ($)
Stockholders' Equity (Details) [Line Items]
Preferred stock, par value | $ / shares											$ 0.001				$ 0.001
Common stock, shares authorized							100,000,000		100,000,000		100,000,000	100,000,000
Common stock, par value | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001
Shares of outstanding											3,269,998	3,269,998
Convertible preferred stock into common stock (as a percent)												19.90%
Proceeds from issuance of common stock | $									$ 1,036,670	$ 0	$ 1,200,000	$ 0
Purchased of the common stock | $							$ 1,036,670	$ 1,200,000			$ 1,200,000	$ 8,424,000
Stock issued during period, shares, issued for services									30,000
Stock issued during period, value, issued for services | $									$ 104,300
Stock issued during period, shares, issued for financing costs									15,000
Stock issued during period, value, issued for financing costs | $									$ 49,650
Sare-based compensation arrangement by share-based payment award, options, exercises in period									10,610
Equity offering, maximum amount | $																$ 50,000,000
Warrants and rights outstanding, measurement input term									5 years
Class of warrant or right, issued in period									33,700		0	0
Class of warrant or right, issued in period, exercise price | $ / shares									$ 5.46		$ 0	$ 0
Warrants and rights outstanding | $							$ 233,010		$ 233,010
Reverse Stock Split [Member]
Stockholders' Equity (Details) [Line Items]
Reverse stock split			4
Stock Repurchase Plan [Member]
Stockholders' Equity (Details) [Line Items]
Retired shares of common stock acquired						171,940
Acquired shares of its common stock					282,501
Retire price of per share | $ / shares					$ 0.28
Measurement Input, Risk Free Interest Rate [Member]
Stockholders' Equity (Details) [Line Items]
Warrants and rights outstanding, measurement input							3.96		3.96
Measurement Input, Price Volatility [Member]
Stockholders' Equity (Details) [Line Items]
Warrants and rights outstanding, measurement input							150		150
Measurement Input, Exercise Price [Member]
Stockholders' Equity (Details) [Line Items]
Warrants and rights outstanding, measurement input							5.46		5.46
Measurement Input, Expected Term [Member]
Stockholders' Equity (Details) [Line Items]
Warrants and rights outstanding, measurement input term									5 years
One for Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock											5
One for Three Point ThreeShare Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock											3.3
One for Two Point Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock											2.5
One For One Point Seven Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Convertible into common stock											1.75
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Acquired shares of its common stock				282,501
Retire price of per share | $ / shares				$ 0.28
Total Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized											10,000,000
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized							5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of votes											100
Shares of outstanding									3,269,998				3,269,998
Series A Preferred Stock [Member] | Maximum [Member] | One for Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											$ 150,000,000
Series A Preferred Stock [Member] | Maximum [Member] | One for Three Point ThreeShare Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											200,000,000
Series A Preferred Stock [Member] | Maximum [Member] | One for Two Point Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											250,000,000
Series A Preferred Stock [Member] | Maximum [Member] | One For One Point Seven Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											350,000,000
Series A Preferred Stock [Member] | Minimum [Member] | One for Three Point ThreeShare Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											150,000,000
Series A Preferred Stock [Member] | Minimum [Member] | One for Two Point Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											200,000,000
Series A Preferred Stock [Member] | Minimum [Member] | One For One Point Seven Five Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											250,000,000
Series A Preferred Stock [Member] | Minimum [Member] | One For One Share Basis [Member]
Stockholders' Equity (Details) [Line Items]
Market capitalization threshold for consideration | $											$ 350,000,000
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized											2,400,000
Series B Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized							2,400,000		2,400,000		2,400,000	10,000,000
Preferred stock, par value | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shares of outstanding											144,125	215,625
Stock Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value | $ / shares		$ 0.001
Stock issued during period, shares, new issues		312,500
Common stock at a price per share | $ / shares		$ 4
Proceeds from issuance of common stock | $		$ 1,250,000
Stock Purchase Agreement [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Stock issued during period, shares, new issues		25,000
Common stock at a price per share | $ / shares		$ 4
Purchased of the common stock | $		$ 100,000
Stock Purchase Agreement [Member] | Quadrofoglio Holdings LLC [Member]
Stockholders' Equity (Details) [Line Items]
Purchased of the common stock | $		$ 1,150,000
At The Market Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Stock issued during period, shares, new issues	191,644								160,276
Proceeds from issuance of common stock | $	$ 1,445,712								$ 1,120,795
Equity offering, maximum amount | $														$ 5,795,000
Legal fees | $									$ 83,824